SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2013
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	January 31,	January 31,
	2013	2012

Identifiable assets
Canada	$2,161,650	$9,297,302
Argentina	1,282,113	1,349,008
	$3,443,763	$10,646,310

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2013	2012	2011

Net loss for the year
Canada	$2,486,208	$2,569,352	$1,775,834
Argentina	5,441,742	6,429,030	3,388,364
	$7,927,950	$8,998,382	$5,164,198